Short-Term Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Loan balance			¥ 29,000
Annual interest rate			12.00%
Short term debt, description	The year ended June 30, 2020, the Group provided loans totaling RMB240,000, of which RMB190,000 has been repaid. As of June 30, 2020, short-term loans receivable consists of one loan with principle balance of RMB50,000 and interest receivable balance of RMB2,893, which is started from January 7, 2020, with annual interest of 12% and due date of December 25, 2020.		The year ended June 30, 2018, the Group provided loans totaling RMB110,000. These loans were repaid during the years ended June 30, 2018 and 2019 amounting to RMB60,000 and RMB50,000, respectively.
Interest income	¥ 5,386	¥ 310	¥ 1,393
Minimum [Member]
Annual interest rate	6.00%
Maximum [Member]
Annual interest rate	12.00%